JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period				$ 37,836,144	$ 29,378,923
Revaluation of property, plant and equipment	[1]		$ (189,996)		(363,848)
Loss of participation Indrasa Biotecnologa S.A.				(7,853)
Foreign currency translation		$ (136,762)	1,887,130	(21,946)	3,504,622
Share of profit or loss		40,048	1,141,323	882,288	919,087
As of the end of the period		$ 38,688,633	$ 33,438,784	$ 38,688,633	$ 33,438,784

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was nil for the three-month and six-month periods ended December 31, 2022. The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $102,306 and $195,918 for the three-month and six-month periods ended December 31, 2021.